Condensed Consolidated Statement of Comprehensive Loss of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net loss	€ (18,022)	€ (24,610)	€ (21,076)	€ (44,357)
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	462	(224)	798	340
Total comprehensive loss for the year	€ (17,560)	€ (24,834)	€ (20,278)	€ (44,017)